SIGNIFICANT ACCOUNTING POLICIES (Details) - Codere Online Luxembourg [Member]	6 Months Ended
Jun. 30, 2021
Amendments [Member]
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Annual periods dates	1 January 2022
Amendments Two [Member]
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Annual periods dates	1 January 2022
Amendments Three [Member]
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Annual periods dates	1 January 2022
Amendments Four [Member]
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Annual periods dates	1 January 2022
Amendments Five [Member]
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Annual periods dates	1 January 2023
Amendments Six [Member]
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Annual periods dates	1 January 2023
Amendments Seven [Member]
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Annual periods dates	1 January 2023
Amendments Eight [Member]
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Annual periods dates	1 January 2023